Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for bad debt and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars (“dollar” or “dollars”). The dollar is the primary currency of the economic environment in which the Company and its subsidiaries, other than the Company’s German subsidiary, operate. Thus, the functional and reporting currency of the Company and its subsidiaries, other than the Company’s German subsidiary, is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as financial income, net in the period in which the currency exchange rates change.

For the Company’s subsidiary in Germany whose functional currency is the Euro, all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.

f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the entity’s expectations of sales and redemptions in the following year.

The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in marketable securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in accumulated other comprehensive income (loss). The Company did not recognize any impairment with respect to OTTI on its marketable securities in 2019, 2018 and 2017.

g.	Inventories:

Inventories are measured at the lower of cost or net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-off is measured as the difference between the cost of the inventory and net realizable value based upon assumptions about future demand and is charged to the cost of sales.

Cost of inventories is determined as follows:

Raw materials and components - on the basis of weighted average cost.

Finished products - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write offs have been provided to cover risks arising from slow-moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2019, 2018 and 2017, the Company recorded inventory write offs in a total amount of $2,624, $1,759 and $2,988, respectively.

h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	*)
Building and land	**)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

**)	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2019, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date.

Acquisition related costs are expensed to the statement of operations in the period incurred.

j.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on December 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

During the years ended December 31, 2019, 2018 and 2017, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their useful lives. Customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method. Acquired technology and non-competition agreements are amortized on a straight-line basis.

k.	Impairment of long-lived assets and intangible assets subject to amortization:

Property, plant and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2019, 2018 and 2017, no impairment losses were recorded.

l.	Revenue recognition:

The Company generates revenues from sales of systems, consumables and services. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. Therefore, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits and sale of service contracts. The Company’s print heads, spare parts and upgrade kits revenues (collectively “Spare parts”) are recognized at the point of time when control has transferred, in accordance with the agreed-upon delivery terms. Service contracts are recognized over time, on a straight-line basis, over the period of the service.

For multiple performance obligations arrangements, such as selling a system with service contract, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company does not account for training and installation as a separate performance obligation due to its immateriality in the context of its contracts. Accordingly, revenues from training and installation are recognized upon the delivery of its systems.

The Company periodically provides customer incentive programs in the form of product discounts, volume-based rebates and warrants (see also note 10f), which are accounted for as a variable consideration that are deducted from revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns which is estimated, based primarily on historical experience as well as management judgment, and is recorded as reduction of revenue. Such provision amounted to $721 and $570 as of December 31, 2019 and 2018, respectively and is included in accrued expenses and other current liabilities in the consolidated balance sheet.

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,867 and $3,931 as of December 31, 2019 and 2018, respectively and are presented under deferred revenues and advances from customers and other long-term liabilities. During the year ended December 31, 2019, the Company recognized revenues in the amount of $1,560 which have been included in the contract liabilities at January 1, 2019.

In cases where the Company’s customers trade-in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Revenue disaggregated by revenue source consists of the following:

	Year ended December 31,
	2019	2018	2017

Systems	$91,353	$65,825	$50,498
Ink and consumables	65,241	59,904	51,455
Spare parts	16,884	12,377	9,652
Service contracts	6,388	4,267	2,483

Total revenue	$179,866	$142,373	$114,088

The following table presents revenue disaggregated by geography based on customer location:

	Year ended December 31,
	2019	2018	2017

U.S	$100,457	$77,652	$60,541
EMEA	48,810	45,195	32,015
Asia Pacific	22,101	15,572	16,092
Other	8,498	3,954	5,440

Total revenue	$179,866	$142,373	$114,088

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2019, which are expected to be satisfied and recognized in future periods:

	2020	2021	2022 and thereafter
Services	$5,219	$483	$17

The Company elected to apply the optional exemption under paragraph 606-10-50-14(a) not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less for which deferred revenues have not been recorded yet.

m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues. Revenues from shipping in the years ended December 31, 2019, 2018 and 2017 were $1,639, $1,702 and $1,355, respectively.

n.	Cost of revenues:

Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes, royalties and shipping and handling fees.

o.	Warranty costs:

The Company typically provides assurance type warranty for six months on the systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The followings are the changes in the liability for product warranty from January 1, 2018 to December 31, 2019:

Balance at January 1, 2018	$1,777
Provision for warranties issued during the year	3,381
Reduction for payments and costs to satisfy claims	(2,921)

Balance at December 31, 2018	2,237

Provision for warranties issued during the year	2,977
Reduction for payments and costs to satisfy claims	(3,600)

Balance at December 31, 2019	$1,614

p.	Research and development expenses:

Research and development expenses are charged to the statement of operations, as incurred, except for development expenses which are capitalized as described in note 2q.

q.	Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal use. These costs are capitalized based on qualifying criteria. Such costs are amortized over the software’s estimated life of three years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software costs are included in intangibles assets, net in the consolidated balance sheet.

r.	Restructuring:

Restructuring consists of costs primarily related to early retirement or retention agreements with employees of the Company’s Wisconsin facility in connection with the transition of its U.S headquarters to the East Coast in the United States.

s.	Accounting for share-based compensation:

The Company accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2019, 2018 and 2017:

	Year ended December 31,
	2019	2018	2017

Suboptimal exercise multiple	1.0-1.5	1.0-1.5	1.0-1.5
Risk free interest rate	1.5%-2.7%	2.0%-3.1%	2.2%-2.3%
Volatility	47%-48%	47%-51%	51%-53%
Dividend yield	0%	0%	0%

The expected volatility is based on volatility of the Company’s share price and similar companies whose share prices are publicly available over an historical period equivalent to the option’s expected term. The computation of the suboptimal exercise multiple based on empirical studies, the early exercise factor of public companies is approximately 100% for employees and 150% for managers.

The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The fair value of each restricted stock unit (“RSU”) is the market value as determined by the closing price of the common share prior to the day of grant.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur.

t.	Derivatives and hedging:

The Company follows FASB ASC No. 815,” Derivatives and Hedging” which requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company’s global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business.

The Company uses derivative financial instruments, specifically foreign currency forward and option contracts (“Hedging Contracts”), to manage exposure to foreign currency risks, by hedging a portion of the Company’s forecasted payroll and related expenses denominated in New Israeli Shekels expected to incur within a year. The effect of exchange rate changes on foreign currency hedging contracts is expected to partially offset the effect of exchange rate changes on the underlying hedged item.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in “financial income (expenses), net”.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

1.	Derivative instruments notional amounts

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	December 31,	December 31,
	2019	2018

Cash flow hedge	$6,399	$10,581

2.	Derivative instrument outstanding

As of December 31, 2019 and 2018, the fair value of the Company’s outstanding forward and option contracts amounted to $16 and $(111) which is included within “Other accounts receivable and prepaid expenses” and “Other payables and accrued expenses”, respectively on the balance sheets.

3.	Derivative instrument gains and losses

During the year ended December 31, 2019, 2018 and 2017, the company recorded pretax income (expenses) of $16, $(21) and $18, respectively from derivatives designated in cash flow hedging relationships.

The Company’s outstanding derivatives designated as cash flow hedging instruments and their related gains and losses, are reported in the statement of cash flows as cash flows from operating activities.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is less than 12 months.

u.	Advertising:

Advertising costs are charged to operations as incurred and were $1,981, $1,077 and $612 for the years ended December 31, 2019, 2018 and 2017, respectively.

v.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. Deferred tax assets and liabilities are classified to non-current assets and liabilities, respectively.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

w.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than three years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Historically, the Company has not recorded allowance for doubtful accounts, however certain immaterial bad debt expenses amounting to $26, $19 and $97 were recorded for the years ended December 31, 2019, 2018 and 2017 respectively.

x.	Severance pay:

The Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one-month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2019, 2018 and 2017 were $1,808, $1,483 and $1,394 respectively.

y.	Fair value of financial instruments:

The Company applies ASC No. 820 Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No. 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable and accrued expenses approximates their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

z.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, “Comprehensive Income.” Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on marketable securities and unrealized gain and losses from foreign currency translation adjustments.

aa.	Basic and diluted earnings per share:

Basic earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260, “Earnings Per Share”.

The total number of shares related to the outstanding options and RSU’s excluded from the calculation of diluted earnings per share due to their anti-dilutive effect was 536,359 and 884,028 for the years ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2017, all outstanding options and RSU’s have been excluded from the calculation of the diluted earnings per share since their effect was anti-dilutive.

bb.	Recently adopted accounting standard:

1.	In June 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for the interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company adopted this update as of January 1, 2019 with no material impact on its consolidated financial statements.

2.	In November 2019, the FASB issued ASU No. 2019-08, “Compensation - Stock Compensation (Topic 718) and Revenue from Contract with Customers (Topic 606): Codification Improvements Share-Based Consideration Payable to a Customer.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation to include share-based payments issued to customers in conjunction with selling goods or services. Consequently, the accounting for share-based payments to customers will be measured and classified according to Topic 718. The guidance is effective for the interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company adopted this update as of January 1, 2019 and used the fair value of the share-based payments on the adoption date.

See note 10g for additional disclosures.

3.	In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases.” Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases.” Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures.

On January 1, 2019, the Company adopted Topic 842 and elected the available practical expedient to recognize the cumulative effect of initially adopting Topic 842 as an adjustment to the opening balance sheet of the period of adoption (i.e., January 1, 2019). The Company also elected the other available practical expedients and will not separate lease components from non-lease components, will not reassess whether contracts are or contain leases, lease classification, or initial direct costs for existing leases as of January 1, 2019. In addition, the Company elected not to apply the transition requirements for leases for which the lease term is less than 12 months. The consolidated balance sheets and results from operations for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts are not adjusted and continue to be reported in accordance with the historic accounting under Topic 840.

The Company leases real estate, cars and storage areas, all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance and other operating expenses.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, The Company classifies the lease as an operating lease. As of December 31, 2019, all arrangements were classified as operating leases.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent The Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Operating lease expenses are recognized on a straight-line basis over the lease term. Several of the Company’s leases include option to extend the lease and some have termination options that are factored into the Company’s determination of the lease payments when appropriate. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the company will exercise such options. Some of the lease agreements include rental payments adjusted periodically for inflation. The Company’s lease agreements do not contain any material residual value guarantees.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all of the Company’s leases.

The Company does not believe the new lease standard will have a notable impact on its liquidity. The new standard will have no impact on the Company’s financial covenant compliance under its credit lines.

The Company recorded upon adoption as of January 1, 2019, right-of-use leased assets and corresponding liabilities of $14,905.

See note 13 for additional disclosures.

4.	In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity’s ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the provisions of this update as of January 1, 2019 with no material impact on its consolidated financial statements.

See note 2t for additional disclosures.

cc.	Impact of recently issued accounting standard and not yet adopted:

1.	In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect this ASU to have a material impact on its consolidated financial statements and related disclosures.

2.	In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.